Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

7.      Related party transactions

a)      Names of related parties and relationship

Name	Relationship
Ad Hu Tung Co., Ltd. (“Ad Hu”)	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”)	Shareholder
Yi Chuan-Lin	Shareholder
Tzu-Wei Chung	Chairman of the Company
Yu-Ling Yang	Key management
Hsiu Ling-Hsu	Key management

b)      Significant related party transactions

(a)     Service costs

	Six months ended June 30
	2024	2025
Ad Hu	$167,856	$134,854
AccuHit	5,542	339
	$173,398	$135,193

Service costs are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are the same as third parties.

(b)    Payables to related parties:

	December 31, 2024	June 30, 2025
Accounts payable:
Ad Hu	$576	$—
AccuHit	346	—
	$922	—

The payables to related parties arise mainly from purchase of labor services and are due 1 to 2 months after the date of purchase. The payables bear no interest.

(c)     Guarantee

The Group’s key management personnel Tzu-Wei Chung jointly and separately provided guarantees for the Group’s short-term and long-term bank loans.

(d)    Loans from related parties

	December 31, 2024	June 30, 2025
Outstanding balance
Yi Chuan-Lin	$400,000	$400,000
Tzu-Wei Chung	304,971	511,945
Yu-Ling Yang	91,491	102,389
Hsiu Ling-Hsu	—	375,427
	$796,462	$1,389,761
Interest expense and other payables – interest payable
Yi Chuan-Lin	$42,193	$58,445
Tzu-Wei Chung	728	—
Yu-Ling Yang	1,887	2,112
	$44,808	$60,557
Other payables — related parties	$841,270	$1,450,318

The loans from related parties carry interest at 3.24%~8%. The term of the borrowings is within one year.

(e)     Key management personnel compensation

	Six months ended June 30
	2024	2025
Salaries and other short-term employee benefits	$461,419	$534,310
Post-employment benefits	4,474	4,823
	$465,893	$539,133